Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

Pursuant to ASC 850 “Related Party Disclosure”, during the year ended December 31, 2017, management has evaluated related parties and all transactions associated with those and determined that no transactions exist which would require disclosure, except as disclosed below:

●	Wayne Harding, Company CEO provided a short term loan to the Company of $25,000. The loan is secured by land assets of the Company and carried an interest rate of 12%. The loan was paid off in the third quarter of 2017.
●	Advances totaling $34,400 resulting in a cumulative total of $72,999 for greenhouse expenses to Johnny Cannaseed, LLC which is majority owned by former Company CEO John McKowen.
●	Revenue totaled $620,000 has been recorded for leasing income from Johnny Cannaseed.
●	Advances totaled $26,957 resulting in a cumulative total of $43,798 for greenhouse expense to McGrow, LLC which is partially owned by former Company CEO John McKowen.
●	Payments totaling $335,531 to MCG Services, LLC which is majority owned by former Company CEO John McKowen for costs associated with a services agreement with GrowCo.
●	Advances to MCG Services, LLC totaled $13,295. This amount was written off.
●	Payments totaling $11,210 to John McKowen for interest expense on a loan held by Mr. McKowen to GrowCo.
●	Existing investors, including the Thomas Prasil Trust who is a greater than 5% investor, have invested approximately $11.0M in GrowCo securities.
●	The Chief Executive Officer of Two Rivers serve as the only members of the Sunset Metropolitan District (Sunset). Sunset is a quasi-governmental agency operating under Title 32 of the State of Colorado Constitution. As of December 31, 2017, the Company had advanced $81,000 to Sunset.
●	On June 29, 2017, a mediation session was held in Colorado Springs between all parties involved with the Suncanna lawsuit along with each party’s legal counsel. To date, no settlement has been proposed.
●	The Company leases its former corporate headquarters office space to McGrow. Total lease payments are $47,000 per year.
●	Wayne Harding, Company CEO provided a long-term loan to the Company of $50,000. The loan is secured by land assets of the Company and carries an interest rate of 18%.
●	Wayne Harding provided a short-term loan to the Company of $32,500 in the quarter ended December 31, 2017. $17,500 was repaid before the year ended December 31, 2017. The remainder, $15,000 plus interest was paid in February 2018.